Interests in associates, joint ventures and other investments - Summary of Aggregate Financial Performance and Net Asset Position of Associates and Joint Ventures (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income statement
Revenue	[1]	£ 13,234.1	£ 13,046.7	[2]	£ 13,146.4	[2]
Operating profit		1,295.9	1,237.9		1,577.9
Profit before taxation		982.1	1,257.6		1,746.9
Profit for the year		717.9	1,139.4		1,912.3
Balance sheet
Net assets		8,443.5	9,806.6
Associates and Joint Ventures [member]
Income statement
Revenue		3,619.1	3,685.8		3,800.8
Operating profit		365.6	378.4		440.4
Profit before taxation		(385.9)	194.7		381.9
Profit for the year		(429.6)	118.1		312.5
Balance sheet
Assets		8,855.1	2,940.9		3,192.9
Liabilities		(6,765.7)	(1,570.6)		(1,633.7)
Net assets		£ 2,089.4	£ 1,370.3		£ 1,559.2

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.